UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                -----------

This Amendment (Check only one.):         |_| is a restatement.
                                              adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barrington Wilshire, LLC
          ------------------------------------------------
Address:  2001 Wilshire Blvd., Suite 401
          ------------------------------------------------
          Santa Monica, California 90403
          ------------------------------------------------

 Form 13F File Number:  28 - 14005
                             -------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:       Russell B. Faucett
             ----------------------------------------------
 Title:      President
             ----------------------------------------------
 Phone:      (310) 264-4844
             ----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Russell B. Faucett         Santa Monica, California       April 10, 2013
----------------------------  -------------------------------  -----------------
        [Signature]                   [City, State]                   [Date]

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          --------------------

Form 13F Information Table Entry Total:           14
                                          --------------------

Form 13F Information Table Value Total:         343,849
                                          --------------------
                                              (thousands)

List of Other Included Managers:


NONE


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

March 31, 2013

                                                                value     shares/     Sh/   Put/   Invstmt   voting
issuer                         title of class      Cusip       (x$1000)   Prn Amt     PRN   call   Dscretn   authority sole
SEADRILL LIMITED               SHS                 G7945E105       186        5,000   SH           Sole               5,000
GOLAR LNG LTD BERMUDA          SHS                 G9456A100    13,982      378,000   SH           Sole             378,000
ALON USA ENERGY INC            COM                 020520102        38        2,000   SH           Sole               2,000
ANNALY CAP MGMT INC            COM                 035710409     6,547      412,000   SH           Sole             412,000
APPLE INC                      COM                 037833100       221          500   SH           Sole                 500
ARMOUR RESIDENTIAL REIT INC    COM                 042315101    10,415    1,595,000   SH           Sole           1,595,000
BP PRUDHOE BAY RTY TR          UNIT BEN INT        055630107       117        1,400   SH           Sole               1,400
ISHARES TR                     RUSSELL 2000        464287655    95,903    1,015,600   SH           Sole           1,015,600
MV OIL TR                      TR UNITS            553859109        85        3,000   SH           Sole               3,000
NORTHERN TIER ENERGY LP        COM UN REPR PART    665826103    19,345      647,000   SH           Sole             647,000
NORTHSTAR RLTY FIN CORP        COM                 66704R100     4,408      465,000   SH           Sole             465,000
SPDR S&P 500 ETF TR            TR UNIT             78462F103    95,804      611,500   SH           Sole             611,500
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP      78467Y107    96,576      460,500   SH           Sole             460,500
STARWOOD PPTY TR INC           COM                 85571B105       222        8,000   SH           Sole               8,000